DESCRIPTION OF THE PLAN	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
DESCRIPTION OF THE PLAN	DESCRIPTION OF THE PLAN
The following description of the Pentair, Inc. Retirement Savings and Stock Incentive Plan (the “Plan”) provides only general information. Participants should refer to the Plan document for a more complete description of the Plan.
General information — The Plan is a defined contribution profit-sharing plan with a cash or deferred arrangement described in Internal Revenue Code (“IRC”) Section 401(k) and an employee stock ownership plan (“ESOP”) component of the stock-bonus type. With certain exceptions, the Plan covers employees of Pentair, Inc. (the “Company”) and its U.S. subsidiaries. The Company is a subsidiary of Pentair plc (“Pentair”) and is the Plan sponsor as well as Plan Administrator. Fidelity Management Trust Company (“Fidelity”) is trustee of the Plan. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”).
Participation — Participation for full- and part-time employees may commence effective with the date of hire, provided the employee is at least age 18. Participant pre-tax and Roth contributions are subject to a maximum of 50% compensation, and an additional after-tax contribution to a maximum of 15% compensation, for a combined limit of 65% of compensation. Employee contributions are also subject to the IRC 402(g) limitation of $23,500 in 2025 provided that employees who will be age 50 or older are permitted to make additional catch-up contributions to the Plan up to the IRC limitation of $7,500.
The Plan has an automatic enrollment feature for new employees at a deferral rate of 5% of eligible compensation with an automatic annual increase of 1% of eligible compensation per year until the participant reaches a deferral rate of 10%. Employees may opt-out of automatic enrollment and automatic annual increase at any time.
Employee contributions for most participants are matched at the rate of 100% of the first 5% of eligible compensation that is contributed to the Plan by a participant and are made in the form of cash.
Participant accounts — Individual accounts are maintained for each Plan participant. Each participant’s account is credited with the participant’s contributions, the Company’s matching contributions and Plan earnings, and charged with withdrawals and allocations of Plan losses and administrative expenses. The benefit to which a participant is entitled under the Plan is the benefit that can be provided from the participant’s vested account.
Investments — Participants direct the investment of their contributions into various investment options offered by the Plan and may change investments and transfer amounts between funds daily. In the event a participant fails to direct the investment, the participant is deemed to have elected to invest the participant’s contributions in the default investment option designated by the Plan Administrator. The Plan currently offers various investment alternatives to Plan participants, consisting of common shares of Pentair, mutual funds, common/collective trusts and stable value funds. Investment management fees are charged against 401(k) trust earnings prior to the allocation of earnings.
Notes receivable from participants — Loans for any reason are allowed under the Plan. The interest rate charged is prime rate plus 1% at the time funds are borrowed. The maximum maturity of the loans is five years (15 years for loans to purchase a primary residence). The minimum loan amount is $1,000, and the maximum is the lesser of 50% of the vested account balance, not including employer contributions, or $50,000. Due to transfers of notes receivable from participants related to plan mergers in prior years, certain loans outstanding as of December 31, 2025 and 2024, may carry an original maturity greater than 15 years and bear interest at rates higher than the prime rate plus 1%. As of December 31, 2025, participant loans have maturities through 2045 at interest rates ranging from 4.25% to 9.75%.
Refund of excess contributions — Amounts payable to participants for contributions in excess of amounts allowed by the Internal Revenue Service (“IRS”) are recorded as a liability with a corresponding reduction to contributions. Excess contributions are remitted to applicable participants in the subsequent plan year. There were no excess contributions related to the plan years ended December 31, 2025 and 2024.
Vesting — All pre-tax elective deferral, after-tax and Roth contributions are immediately 100% vested. The Company’s matching contributions for participants generally are 100% vested after 12 months of service.
Forfeitures — Nonvested account balances of terminated employees are forfeited. Forfeitures under the Plan may be used to pay administrative expenses that are otherwise owed by the Company or may be applied towards the payment of the Company’s future contributions. As of December 31, 2025 and 2024, forfeited nonvested accounts were $372,890 and $485,699, respectively.
During the year ended December 31, 2025, $405,350 was used to reduce employer contributions as a result of the forfeited nonvested accounts.
Administrative expenses — Administrative expenses of the Plan are paid in part by the Plan sponsor and in part by the participants (as deductions from their accounts) as provided in the Plan document.
Payment of benefits — Upon severance from service for any reason, a participant may elect to receive a lump-sum amount equal to the value of the participant’s vested interest in his or her account. Some participants can also elect annual installments over a term-certain period. Payment is made in cash, although participants may elect to receive common shares of Pentair from their ESOP account.
Withdrawals — Participants who are actively employed may take a withdrawal from their after-tax and rollover accounts at any time, from all vested accounts (other than the ESOP account) once the participant is age 59 1/2, and from all vested accounts if the participant is disabled. Hardship withdrawals from a participant’s pre-tax and Roth contribution accounts are available for immediate and heavy financial need up to the amount necessary to satisfy the need, plus taxes due on the withdrawal. Hardship withdrawals and age 59 1/2 withdrawals can occur any time with a maximum of two per calendar year. In addition, participants on military leave may take a withdrawal of the amounts in their pre-tax and Roth contribution accounts.
Subsequent Events — Effective January 1, 2026, the Plan extended coverage to include current employees of G & F Manufacturing, LLC and Hydra-Stop LLC.